Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and contingencies
Provision for contingencies and the related judicial deposits

	June 30, 2012 (unaudited)		December 31, 2011
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	791	900	751	895
Civil claims	267	199	248	151
Tax - related actions	656	427	654	413
Others	34	5	33	5
	1,748	1,531	1,686	1,464

Changes in the provisions for asset retirement obligations

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Beginning of period	1,862	1,770	1,368	1,770	1,368
Accretion expense	49	34	30	83	71
Liabilities settled in the current period	—	(4)	(20)	(4)	(30)
Revisions in estimated cash flows	3	29	(10)	32	(73)
Cumulative translation adjustment	(100)	33	42	(67)	74
End of period	1,814	1,862	1,410	1,814	1,410

Current liabilities	41	69	56	41	56
Non-current liabilities	1,773	1,793	1,354	1,773	1,354
Total	1,814	1,862	1,410	1,814	1,410